S000000289 [Member] Shareholder Fees - Nuveen High Yield Municipal Bond Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.20%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Maximum Account Fee	$ 15
Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Maximum Account Fee	$ 0
Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Maximum Account Fee	$ 15
Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Maximum Account Fee	$ 0

[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.